15. CONCESSION CONTRACT ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
CONCESSION CONTRACT ASSETS
15.	CONCESSION CONTRACT ASSETS

Under IFRS 15 – Revenue from contracts with customers, the infrastructure construction revenue for which the right to consideration depends on satisfaction of performance obligations related to the completion of its construction, or its future operation and maintenance are classified as contract assets as follows:

	2020	2019 (Restated)	01/01/2019 (Restated)
Distribution – Infrastructure assets under construction	1,142	740	518
Gas – Infrastructure assets under construction	94	68	81
Transmission – Assets reincorporated into the assets remuneration base	1,896	1,928	2,272
Transmission – Assets remunerated by tariff	1,848	1,147	637
	4,980	3,883	3,509

Current	737	576	482
Non-current	4,243	3,307	3,026

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balances at January 1, 2018	-	-	-	-
Effects of adoption of IFRS 15 (Restated)	2,927	532	90	3,549
Additions	138	727	70	935
Inflation adjustment	311	—	—	311
Amounts received	(467)	—	—	(467)
Transfers to financial assets	—	(27)	—	(27)
Transfers to intangible assets	—	(672)	(78)	(750)
Impairment	—	(42)	—	(42)
Balances at January 1, 2019 (Restated)	2,909	518	82	3,509
Additions	312	903	43	1,258
Inflation adjustment	328	—	—	328
Amounts received	(473)	—	—	(473)
Disposals	—	—	(2)	(2)
Transfers to financial assets	—	(48)	—	(48)
Transfers to intangible assets	—	(630)	(55)	(685)
Impairment	—	(3)	—	(3)
Balances at December 31, 2019 (Restated)	3,076	740	68	3,884
Additions	201	1,346	50	1,597
Inflation adjustment	438	—	—	438
Results of the Periodic Tariff Review	552	—	—	552
Amounts received	(623)	—	—	(623)
Disposals	(7)	—	(2)	(9)
Transfers to financial assets	—	(60)	—	(60)
Transfers to intangible assets	—	(883)	(23)	(906)
Contract assets arising from business combination (Note 16d)	108	—	—	108
Impairment	—	(1)	—	(1)
Balances at December 31, 2020	3.745	1,142	93	4,980

The amount of additions in the period ended December 31, 2020 includes R$34 of borrowing costs, as presented in Note 29.

Energy and gas distribution activities

The concession infrastructure assets still under construction are recognized initially as contract assets, measured at amortized cost, including capitalized borrowing costs. When the asset starts operations, the construction performance obligation is concluded, and the assets are split into financial assets and intangible assets.

The transmission activity

For transmission concessions, the consideration to be paid to the Company arises from the concession contracts n. 006/97 and n. 079/00, as follows:

	2020	2019 (Restated)	01/01/2019 (Restated)
Current
Concession contract - 004/05	19	—	—
Concession contract - 079/00	29	21	19
Concession contract - 006/97
Basic Network of the Existing System (BNES)	533	434	347
Basic Network of New Facilities (BNNF)	156	121	116
	737	576	482
Non-current
Concession contract - 004/05	91	—	—
Concession contract - 079/00	133	95	93
Concession contract - 006/97
Basic Network of the Existing System (BNES)	1,363	1,494	1,714
Basic Network of New Facilities (BNNF)	1,421	911	620
	3,008	2,500	2,427
	3,745	3,076	2,909
a)	Concession contract n. 006/97

The contract regulates the public service of commercial operation of transmission facilities that are classified as parts of the National Grid, pursuant to Law 9,074/1995 and to the regulation applicable, in effect until December 31, 2042.

The contract was renewed on December 4, 2012, for 30 years, from January 1, 2013, under Provisional Act 579 of September 11, 2012 (converted into Law 12,783/2013), which specified reimbursement for the assets that had not been depreciated on December 31, 2012.

The criteria for calculation of New Replacement Value (Valor Novo de Reposição – VNR) of the transmission facilities, for the purposes of reimbursement, were set by Aneel Normative Resolution 589 of December 10, 2013.

The process and period of payment of the reimbursement were set by Brazilian Ministry of Mining and Energy (MME), by Ministerial Order 120, of April 20, 2016, which specified that the amounts ratified by Aneel, through a Dispatch, for the National Grid facilities which had not yet been amortized, nor depreciated, nor indemnified by the concession-granting power (‘the Grantor’), associated to the concession contracts that were renewed under Law 12,783/2013, should become part of the Regulatory Remuneration Base as from the tariff process of 2017.

Aneel Normative Resolution 762/2017 set the procedures and criteria to be used in the calculation of the cost of capital to be added to the Permitted Annual Revenue, under Law 12,783/2013, in accordance with MME Ministerial Order 120/2016.

At the first adoption of IFRS 15, on January 01, 2018, considering the characteristics of its concession contracts, the Company classified as contract assets: (i) the consideration to be received for the construction of power transmission infrastructure corresponding to the remaining balance of National Grid assets, re-incorporated into the remuneration base (the economic portion), and (ii) the assets remunerated by tariff, since the performance obligation of construction and upgrade depends on satisfaction of the performance obligation of operation and maintenance.

On December 31, 2020, as described in Note 2.8, the Company reclassified to contract asset the amounts recorded as financial asset at the first adoption of IFRS 15, related to the National Grid (‘BNES’) financial portion, which represents the amount to be paid since the extension of the concessions until its incorporation into the tariff, to be received in 8 years, starting in June 2017, and exclusively by installments not paid from January 1, 2013 to June 30, 2017, updated by the regulatory cost of capital of the transmission sector. The amounts reclassified in the statement of financial position at December 31, 2019 for January 01, 2019 are R$1,281 and R$1,296, respectively.

The classification of these assets as a contract asset is based on its inclusion in the Remuneration Assets Base – ‘BRR’ of the transmission concession agents. Although this new regulation determined that the amounts to be paid were subject to the regulatory rules applicable to the tariff process, including the mechanisms for measuring efficiency, the tariff review specific rules were not clear about the treatment that would be applied to the financial portion, especially related to the asset write-off in the period. The Periodic Tariff Review, which occurred in 2020, confirmed the impact of the write-off on this component in the period. In this new context, the consideration to be received is associated to the performance obligation to operate and maintain. Thus, the asset has the distinctive characteristics which is pertinent to its classification as a contract asset.

The next Periodic Tariff Review (RTP) will take place in June 2023, with effect from July 1, 2023. The indexer used to update the contract is the Expanded Consumer Price Index (Índice de Preços ao Consumidor Amplo – IPCA).

National Grid Assets - ‘BNES’ – the regulatory cost of capital updating

On April 10, 2017, a preliminary injunction was granted to the Brazilian Large Free Customers’ Association (Associação Brasileira de Grandes Consumidores Livres), the Brazilian Auto Glass Industry Technical Association (Associação Técnica Brasileira das Indústrias Automáticas de Vidro) and the Brazilian Ferro-alloys and Silicon Metal Producers’ Association (Associação Brasileira dos Produtores de Ferroligas e de Silicio Metálico) in their legal action against the grantor and the Federal Government requesting suspension of the effects on their tariffs of remuneration at cost of equity of portions of “National Grid” assets not yet paid from 2013 to 2017 owned to the agents that accepted the terms of Law 12,783/13.

The preliminary injunction was partial, with effects related to suspension of the inclusion in the customer tariffs paid by these associations of the portion of the indemnity corresponding to the remuneration at cost of equity included since the date of extension of the concessions.

In June 2020, due to revocation of the majority of the injunctions, and in compliance with the Execution Opinions issued by the Federal Public Attorneys’ Office to Aneel, the effects caused by the reversal of these injunctions were calculated, for inclusion of the cost of equity in the transmission revenue starting with the 2020-21 cycle, considering all retrospective effects, including those arising from the assumptions adopted in the 2018 RAP periodic reset.

At this moment Aneel provisionally ratified only the inclusion of the cost of equity updated by IPCA index of the period between the 2017-18 and 2019-20 tariff cycles, considering the need for deeper examination of the legal conditions for analysis of the Company’s appeal, which require the inclusion of the WACC remuneration for the periods in which it was suspended.

On January 06, 2021, the Brazilian General Attorney's Office issued a legal opinion about the effects of the reversal of the court decision that had suspended the cost of equity remuneration of the transmission agents determined by Ministerial Order 120, of April 20, 2016.

The legal opinion concluded that the interest not received in the period of January 2013 to June 2017 – cost of capital remuneration – must be updated by the cost of equity rate, as established in the MME Ministerial Order 120/2016 and in the Aneel Resolution 762/2017, until July 01, 2020, which is the date that the payment took place, and must be included to RAP as of July 1, 2020 (2020-2021 cycle) for eight years.

The Company believes that the treatment given to this component, which includes updating by the IPCA inflation index, plus the regulatory weighted average cost of capital, of the period from June 2017 to June 2020, appropriately reflects the regulations issued by the grantor authority. Company has no expectation of loss in relation to realization of these amounts.

b)	Concession contract 079/00

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of transmission of the following facilities: The Itajubá 3 Substation; the Itajubá 3 – Poços de Caldas Transmission Line; and the Itajubá 3–Cachoeira Paulista Transmission Line, in effect until October 4, 2034.

The contract does not provide the review of the established revenue. Only of the revenues provisionally established, arising from enhancements and upgrades authorizations are reset. Thus, on December 15, 2020, the Resolution 2,825/2020 ratified the RAP Periodic Tariff Review of bid contracts of energy transmission, whose tariff review was scheduled for July 2019. More information on this matter is provided further in this Note.

The Periodic Tariff Reviews determined the tariff reset, with effects backdated to the date of the start of commercial operation, resulting in a repositioning factor of 57.5%. In addition, an adjustment portion relating to the backdating of the repositioning of RAP since the date of start of commercial operation in the amount of R$24.

The amounts will comprise the new RAP as from the adjustment for the 2021/2022 cycle and the adjustment portion relating to the backdating will be paid in 3 installments during the next adjustment processes.

The next Periodic Tariff Review (RTP) of the enhancements that have been approved will take place in June 2024, and be in effect from July 1, 2024. The indexer used for adjustment of the contract is the General Market Prices Index (Índice Geral de Preços do Mercado – IGP-M).

Assumptions considered in the estimation of the expected consideration for the construction services related to enhancements and upgrades of infrastructure.

a)	The margin is allocated to the performance obligation to construct the transmission infrastructure, using the cost incurred, plus margin;
b)	Future RAPs are calculated based on management’s best estimates, considering the cost of capital, plus the remuneration specified by the regulations;
c)	The discount rate used for calculation of present value of future RAPs is the implicit rate related to the financing component of the contract, corresponding to the best estimate of the amount that reflects the price that a customer would have paid for the promised goods or services if the customer had paid cash for the infrastructure construction services when (or as) they transfer to the customer (i.e. the cash selling price).
d)	PIS/Pasep and Cofins taxes are included in the calculation of the revenues from the contracts, and these taxes deferral is recognized;
e)	The estimated construction margin for the projects in service and in progress are obtained on the basis of the rate of profitability expected by management for the transmission activity in the period of commencement of the investments – this is considered individually, by an act of regulation (a concession contract or an Authorizing Resolution).

Periodic Tariff Revision of Permitted Annual Revenue – RAP

On June 30, 2020, Aneel ratified the results of the Periodic Tariff Review – RTP through Ratifying Resolution 2,712/2020, setting the revaluation of the Permitted Annual Revenue (RAP) to be applied from July 1, 2018. The result of the RAP Periodic Revision of the period 2018-2019 was a net increase of 9.13% compared to the provisional RAP of this same period. Although it was concluded only in 2020, the Revision had retrospective effects since July 2018.

The RTP comprised the reset of the BNES and BNNF (New National Grid Facilities) revenues, as follows:

§	Basic Network of the Existing System ('BNES')

Increase of 13.15% in revenues of this type, due to:

(i)	upward variation in the WACC, after tax, from 6.64% to 7.71%;
(ii)	incorporation of the amounts referring to the remuneration of the Annual Cost of Assets (Custo Anual do Ativos – CAA) of the National Grid not incorporated into revenue for the period from January 2013 through June 2017 (Ke);
(iii)	changes in the asset base, taking into account write-offs and assets that have been fully depreciated. Due to these effects, the economic and financial components of Tariff Review Process (TRP) n. 120/2016 for the National Grid were increased, by 7% and 38%, respectively. The financial components include the remuneration of Ke (cost of equity). The RAP of the National Grid also contains amounts for O&M, which were 3% lower.
§	Basic Network of the New Facilities (BNNF)

Reduction of 10% in relation to the RAP of the original authorization, due to:

(i)	changing in the remuneration base due to the difference between the reference prices (‘banco de preços’) of the authorization and the prices used in the review;
(ii)	effect of the diminishing profile of the RAP on the recalculation of the revenue for the new cycle. Since the repositioning has effect backdated to July 2018, an Adjustment Amount (‘Parcela de Ajuste – PA’) was established, referring to the difference between the amount of the repositioning and the provisional amount of the RAPs in effect in the period 2018–2020. This Adjustment Amount will undergo monetary updating by the IPCA index at each tariff adjustment and will be in effect in the cycles of 2020–2023. In spite of the reduction of the RAP in relation to the authorization, the review generated an increase in the present value of the contract asset, due mainly to the positive difference between the price of the transaction calculated on the basis of New Replacement Value (Valor Novo de Reposição – VNR) used in the review and the transaction price estimated based on the costs incurred.

On December 15, 2020 Aneel ratified, by Authorizing Resolution 2825/2020, the result of the Periodic Tariff Reviews of Permitted Annual Revenue (RAP) of Transmission Contracts resulting from public bidding. The revenues from enhancements and upgrades with date of start of commercial operation up to January 31, 2019 were submitted to the Periodic Review, with effects backdated to the date of the start of commercial operation. The enhancements and upgrades that were subject to review received a repositioning factor of 57.5%, plus an adjustment portion relating to the backdating of the repositioning of RAP since the date of start of commercial operation. The amounts will comprise the RAP of Itajubá as from the adjustment for the 2021/2022 cycle.

As a result of the RTP of the contract 006/1997, the Company recognized a revenue of R$528 in the statement of income. Of this amount, R$321 refers to the BNNF assets whilst R$207 refers to BNES assets, the latter corresponding to the concessions extension, based on the Law 12,783/13, which were incorporated in the regulatory remuneration base. The RTP of the contract 079/2020 resulted in the recognition of a revenue of R$23, in the statement of income for the year ended in December 31, 2020. The revenue arising from the revisions represents, mainly, the variation in the remuneration regulatory rate set for the transmission sector and the remeasurement of the New Replacement Value (Valor Novo de Reposição, or VNR) of the regulatory remuneration base – BRR. The total amount recognized in the statement of income relate to the Periodic Tariff Revision, net of PIS/Pasep and Cofins taxes, is R$502.